Acquired Intangible Assets and Goodwill - Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at January 1,	$ 4,805	$ 4,805
Goodwill acquired during year	0	0
Impairment loss	0	0
Balance at December 31,	$ 4,805	$ 4,805